UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number:	811-07972

Exact Name of Registrant as Specified in Charter:	Delaware Group® Adviser Funds

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	July 1, 2021 - June 30, 2022

ITEM 1. PROXY VOTING RECORD.

======================= Delaware Diversified Income Fund =======================

GRUPO AEROMEXICO SAB DE CV

Ticker:       AEROMEX        Security ID:  P4953T108
Meeting Date: APR 28, 2022   Meeting Type: Annual/Special
Record Date:  APR 20, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Consolidated Financial          For       For          Management
      Statements, Statutory Reports and
      Allocation of Income; Set Maximum
      Amount of Share Repurchase Reserve
2     Elect or Ratify Members, Chairman,      For       Against      Management
      Secretary and Deputy Secretary of
      Board, CEO and Chairman of Audit and
      Corporate Practices Committee and
      Committees; Approve Remuneration of
      Members of Board, Secretary and Deputy
      Secretary
3     Amend Articles                          For       Against      Management
4     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions

--------------------------------------------------------------------------------

GRUPO AEROMEXICO SAB DE CV

Ticker:       AEROMEX        Security ID:  P4953T108
Meeting Date: JUN 27, 2022   Meeting Type: Extraordinary Shareholders
Record Date:  JUN 17, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Cancellation of Registration    For       For          Management
      of Shares from National Registry of
      Securities and Delisting from Mexican
      Stock Exchange
2     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions

--------------------------------------------------------------------------------

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

Ticker:                      Security ID:  61747C707
Meeting Date: MAR 31, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Nancy C. Everett         For       For          Management
1.2   Elect Director Jakki L. Haussler        For       For          Management
1.3   Elect Director Patricia A. Maleski      For       For          Management
1.4   Elect Director Frances L. Cashman       For       For          Management
1.5   Elect Director Eddie A. Grier           For       For          Management

==========------------------- END N-PX REPORT ===================================

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP® ADVISER FUNDS

By:	Shawn K. Lytle
Name:	Shawn K. Lytle
Title:	President/ Chief Executive Officer
Date:	August 25, 2022